Summary Prospectus Supplement dated October 25, 2021
to
Davis Appreciation & Income Fund
Portfolio of Davis Series, Inc.
Summary Prospectus dated April 30, 2021
Effective October 25, 2021, Darin Prozes will serve as co-Portfolio Manager of Davis Appreciation & Income Fund. The Management section of the Davis Appreciation & Income Fund summary prospectus is replaced with the following.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since July 2016	Chairman, Davis Selected Advisers, L.P.
Creston King	Since July 2016	Vice President, Davis Selected Advisers – NY, Inc.
Darin Prozes	Since October 2021	Vice President, Davis Selected Advisers – NY, Inc.

Prospectus Supplement dated October 25, 2021
to
Davis Appreciation & Income Fund
Portfolio of Davis Series, Inc.
Prospectus dated April 30, 2021
Effective October 25, 2021, Darin Prozes will serve as co-Portfolio Manager of Davis Appreciation & Income Fund. The Management section of the Davis Appreciation & Income Fund prospectus is replaced with the following.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since July 2016	Chairman, Davis Selected Advisers, L.P.
Creston King	Since July 2016	Vice President, Davis Selected Advisers – NY, Inc.
Darin Prozes	Since October 2021	Vice President, Davis Selected Advisers – NY, Inc.

The following replaces the Portfolio Managers: Davis Appreciation & Income section of the Prospectus.
Davis Appreciation & Income Fund
Christopher Davis serves as the Chair of Davis Advisors’ Portfolio Review Committee. In this role, Mr. Davis has general oversight responsibilities for the Fund, which includes capital allocation of the Fund’s assets among the Portfolio Managers. The Portfolio Managers listed below are primarily responsible for the day-to-day management of a substantial majority of the Fund’s assets. All investment decisions are made within the parameters established by the Fund’s investment objectives, strategies and restrictions.
◾
Christopher Davis has served as a Portfolio Manager of Davis Appreciation & Income Fund since July 2016 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since September 1989.

◾
Creston King has served as a Portfolio Manager of Davis Appreciation & Income Fund since July 2016 and also manages fixed income and money market funds advised by Davis Advisors. Mr. King has served as a portfolio manager for Davis Advisors since August 1999. Mr. King is responsible for the management of the fixed income segment of the Fund.

◾
Darin Prozes has served as a Portfolio Manager of Davis Appreciation & Income Fund since October 2021, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Prozes joined Davis Advisors in September 2004.

Statement of Additional Information Supplement dated October 25, 2021 to
Davis Appreciation & Income Fund
Portfolio of Davis Series, Inc.
Statement of Additional Information dated April 30, 2021
Effective October 25, 2021, Darin Prozes will serve as co-Portfolio Manager of Davis Appreciation & Income Fund. The Portfolio Managers section is updated with the following information.
Davis Appreciation & Income Fund. The portfolio managers of Davis Appreciation & Income Fund are Christopher Davis, Creston King, and Darin Prozes. They are the persons primarily responsible for investing the Fund’s assets on a daily basis.

Accounts Managed as of December 31, 2020
Portfolio Managers	Dollar Range of Fund Shares Owned(5)	Number of RICs(2)	Assets(1) in RICs in millions	Number of OPIV(3)	Assets(1) in OPIV(3) in millions	Number of OA(4)	Assets in OA(4) in millions
Davis Appreciation & Income Fund
Christopher Davis	Over $1 Million	11	$13,378.7	2	$394.2	48	$2,608.3
Creston King	$100,001 - $500,000	2	$166.6	0	$0	1	$21.5
Darin Prozes	$10,001 - $50,000	2	$233.9	0	$0	20	$415.5